Loans and Allowance for Loan Losses, Recorded Investment in Loans (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and Leases Receivable [Abstract]
Total loans, net		$ 4,062,196	$ 3,874,096
Less: Allowance for loan losses		44,317	44,766	$ 44,170	$ 43,890
Net loans		4,017,879	3,829,330
Due from officers		4,400	5,500
New loans		1,000
Repayments of loans		2,100
New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	3,022,936	2,948,069
Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		1,039,260	926,027
Real Estate Construction Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		28,500	26,700
Residential Borrowers [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		10,700	14,200
Commercial Borrowers Residential Purpose [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		17,800	12,500
Commercial [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		199,499	196,146
Less: Allowance for loan losses		3,999	4,048	4,324	4,929
Commercial [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[2]	181,512	180,608
Commercial [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		17,987	15,538
Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		179,938	171,553
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1],[2]	162,186	156,278
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		17,752	15,275
Commercial [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		19,561	24,593
Commercial [Member] | Other [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1],[2]	19,326	24,330
Commercial [Member] | Other [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		235	263
Real Estate Mortgage - 1 to 4 Family [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		3,851,696	3,666,248
Less: Allowance for loan losses		39,748	39,772	39,077	38,231
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		3,495,435	3,287,877
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	2,541,440	2,442,711
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		953,995	845,166
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		88,339	88,831
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	69,791	71,523
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		18,548	17,308
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		267,922	289,540
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	221,487	243,765
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		46,435	45,775
Installment [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		11,001	11,702
Less: Allowance for loan losses		570	946	$ 769	$ 730
Installment [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	8,706	9,462
Installment [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		$ 2,295	$ 2,240

[1]	Includes New York, New Jersey, Vermont and Massachusetts.
[2]	Includes New York, New Jersey and Massachusetts.